Initial Public Offering 10-Q - A PARADISE ACQUISITION CORP.	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
A PARADISE ACQUISITION CORP.
Initial Public Offering [Line Items]
Initial Public Offering
Note 3 — Initial Public Offering
On July 31, 2025, the Company sold 20,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share with no par value and one right (the “Public Right”). Each right entitles the holder to receive one-eighth (1/8) of one Class A ordinary share upon the consummation of the Company’s initial Business Combination. The Company will not issue fractional shares upon conversion of the rights, as disclosed in Note 7.	Initial Public Offering
On July 31, 2025, the Company sold 20,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share with no par value and one right (the “Public Right”). Each right entitles the holder to receive one-eighth (1/8) of one Class A ordinary share upon the consummation of the Company’s initial Business Combination. The Company will not issue fractional shares upon conversion of the rights, as disclosed in Note 7.